Dividends	12 Months Ended
Dec. 31, 2022
Dividends [Abstract]
Dividends	Dividends
During 2022, the Company declared and paid four quarterly consecutive dividends of $0.05 per common share totaling $24,142.

During 2020, the Company declared and paid four quarterly consecutive dividends of $0.50 per share of Series C Preferred Shares, totaling $4,596, and four quarterly consecutive dividends of $0.50 per share of Series D Preferred Shares, totaling $6,393.

During 2021, the Company declared and paid four quarterly consecutive dividends of $0.50 per share of Series C Preferred Shares, totaling $4,595, and four quarterly consecutive dividends of $0.50 per share of Series D Preferred Shares, totaling $6,390.

During 2022, the Company declared and paid four quarterly consecutive dividends of $0.50 per share of Series C Preferred Shares, totaling $2,356, and four quarterly consecutive dividends of $0.50 per share of Series D Preferred Shares, totaling $6,390.

During 2020, Pinewood declared and paid preferred dividends totaling JPY54,719,550.00 equivalent to $512 comprising of a dividend of JPY136,051.34 per share equivalent to $1,243.12 per share of Series A Preferred Shares for the quarter ended March 31, 2020, followed by a dividend of JPY136,051.34 per share equivalent to $1,272.39 per share of Series A Preferred Shares for the quarter ended June 30, 2020 and followed by one dividend of JPY137,546.41 per share equivalent to $1,294.87 per share of Series A Preferred Shares for the quarter ended September 30, 2020. In addition during 2020, Pinewood declared a dividend of JPY137,546.41 per share equivalent to $1,311.62 per share of Series A Preferred Shares for the quarter ended December 31, 2020, then included under the caption “Mezzanine Equity” in the consolidated balance sheets, which was paid in January 2021.
During February 2021, Pinewood delivered a notice of redemption for all issued and outstanding Series A Preferred Shares, recorded as mezzanine equity (the "Mezzanine Equity"). Pinewood declared and paid a final preferred dividend totaling JPY8,395,328.00 equivalent to $79 comprising of a final dividend of JPY83,953.28 per share equivalent to $791.23 per share of Series A Preferred Shares for the period from January 1, 2021 to February 25, 2021.